Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 51,245
Dividends	66,932
Net investment income	118,177
Interest on notes receivable from participants	1,582
Contributions:
Participants	30,061
Employer	33,183
Rollovers	2,686
Total contributions	65,930
Deductions to net assets attributed to:
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(116,752)
Net increase in net assets available for benefits	68,937
Net assets available for benefits, beginning of period	$ 967,927